Legal and arbitral proceedings - Additional Information (Details) $ in Millions		1 Months Ended					5 Months Ended	7 Months Ended	12 Months Ended
	May 14, 2013 EUR (€)	Oct. 31, 2020 GBP (£)	Feb. 29, 2020 claimant	Oct. 31, 2018 USD ($)	Sep. 30, 2017 EUR (€)	Jan. 31, 2004 EUR (€) plaintiff claim	Jul. 31, 2017 petition	Apr. 30, 2020 action	Dec. 31, 2020 EUR (€) plaintiff injury_case complaint lawsuit manufacturer site action claimant claim	Dec. 31, 2020 USD ($) lawsuit site manufacturer claim	Dec. 31, 2020 AUD ($) lawsuit site manufacturer claim	Jul. 31, 2020 claim	Dec. 31, 2019 EUR (€) claim	Aug. 31, 2019 claim	Apr. 30, 2019 claim	Feb. 28, 2019 claim	Dec. 31, 2018 EUR (€)	Nov. 30, 2017 EUR (€)	Oct. 31, 2017 decision appeal	May 31, 2017 patent	Jan. 31, 2017 patent	Nov. 24, 2016 entity	Jul. 31, 2016 entity	Mar. 31, 2016 patent	Dec. 31, 2014 complaint	Nov. 18, 2014 patent	Dec. 31, 1997 EUR (€)
Disclosure of Legal and Arbitral Proceedings [Line Items]
Provisions for product liability risks, litigation and other									€ 1,262,000,000				€ 1,334,000,000				€ 1,288,000,000
Environmental risks									€ 713,000,000				737,000,000				€ 680,000,000
Litigation amount payable													€ 315,000,000
Sanofi Pasteur Hepatitis B Vaccine Product Litigation Since 1996 | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of civil individual actions | lawsuit									180	180	180
Number of appeals dismissed | appeal																			2
Number of decisions made by appeal court | decision																			2
Taxotere product litigation in the US | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of plaintiffs | plaintiff									10,137
Number of loss consortium plaintiffs | plaintiff									871
Taxotere mississippi attorney general litigation in the US | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Maximum penalty amount sought by plaintiffs for each violation | $				$ 10,000
Zantac litigation in the US | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of plaintiffs | plaintiff									1,607
Number of personal injury cases | injury_case									977
Number of class actions | action									25
Zantac litigation in Canada | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of class actions | action								2	5
Number of claims on which the class action is based | claimant			21
Depakine product litigation In France | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of civil individual actions | claim									75	75	75	63
Number of plaintiffs | claimant									126
Number of lawsuits ruled on merits | lawsuit									23	23	23
Depakine product litigation In France | Action for which we are defendant | Plaintiff
Disclosure of Legal and Arbitral Proceedings [Line Items]
Litigation amount payable																		€ 2,000,000
Depakine product litigation In France | Action for which we are defendant | Caisse Primaire D Assurance Maladie
Disclosure of Legal and Arbitral Proceedings [Line Items]
Litigation amount payable																		€ 1,000,000
Ramipril Canada Patent Litigation | Action for which we are a plaintiff | Patents
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of manufacturers with marketing authorization for generic version of drug | manufacturer									8	8	8
Praluent (Alirocumab)-related amgen patent litigation in the US | Action for which we are defendant | Patents
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of patent actions initially filed | complaint																									4
Number of patents allegedly infringed | patent																										7
Number of patents found infringed | patent																								2
Number of claims upheld | claim																3
Number of claims asserted | claim																5
Number of claims invalid | claim													5	3		2
Praluent (Alirocumab) related Amgen patent litigation in Europe | Action for which we are defendant | Patents
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of patent actions initially filed | lawsuit									6	6	6
Praluent (Alirocumab)-related Amgen patent litigation in United Kingdom | Action for which we are defendant | Patents
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of entities included in litigation | entity																							5
Gains on litigation settlements | £		£ 50,000
Praluent (Alirocumab)-related Amgen patent litigation in Germany | Action for which we are defendant | Patents
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of entities included in litigation | entity																							3
Praluent (Alirocumab)-related EPO patent oppositions | Action for which we are a plaintiff | Patents
Disclosure of Legal and Arbitral Proceedings [Line Items]
Injunctive relief, number of patents | patent																					2
Number of entities included in litigation | entity																						3
Praluent related Amgen Opposition and patent litigation in Japan | Action for which we are defendant | Patents
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of patent actions initially filed | patent																				2
Dupixent related Amgen Iprs and patent litigation in the US | Action for which we are a plaintiff | Patents
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of IPR petitions | petition							3
Number of claims appealed | claim															17
Jevtana related patent litigation in the US | Action for which we are a plaintiff | Patents
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of patents allegedly infringed | claim												12
Plavix litigation (Commonwealth) in Australia | Action for which we are defendant | Patents
Disclosure of Legal and Arbitral Proceedings [Line Items]
Security bond posted increased from | $											$ 40
Security bond posted increased to | $											204
Apotex sought damages range from | $											20
Apotex sought damages range to | $											236
Payment of damages sought by Australian Department of Health related to the Apotex preliminary injunction, up to									€ 283,000,000		$ 449
Plavix related litigation in France | Action for which we are defendant
Disclosure of Legal and Arbitral Proceedings [Line Items]
Penalty amount paid to the French Antitrust Authority	€ 40,600,000
Payment of damages claimed by the French CNAM (French Social Security)					€ 115,800,000
Aventis Behring retained liabilities | Contingencies arising from certain Business Divestitures
Disclosure of Legal and Arbitral Proceedings [Line Items]
Threshold amount relating to losses triggering indemnification | $										$ 10,000,000
Indemnification aggregate cap | $										$ 300,000,000
Indemnification related to environmental indemnifiable losses limited to									90.00%	90.00%	90.00%
Indemnification aggregate cap related to product liability claims | $										$ 500,000,000
Aventis crop science retained liabilities | Contingencies arising from certain Business Divestitures
Disclosure of Legal and Arbitral Proceedings [Line Items]
Aggregate participation percentage of legacy companies in ACS									76.00%
Global indemnification cap and indemnification cap related to environmental liabilities									€ 836,000,000
Indemnification cap related to product liability cases									418,000,000
Aventis animal nutrition retained liabilities | Contingencies arising from certain Business Divestitures
Disclosure of Legal and Arbitral Proceedings [Line Items]
Global indemnification cap									223,000,000
Celanese A G retained liabilities | Contingencies arising from certain Business Divestitures
Disclosure of Legal and Arbitral Proceedings [Line Items]
Environmental damages amount up to which CCC is liable to indemnification									250,000,000
Environmental damages amount up to which Hoechst is liable to indemnification and from which liabilities are shared between Hoechst and CCC									€ 750,000,000
Rhodia shareholder litigation | Action for which we are defendant
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of criminal complaints | complaint									3
Rhodia shareholder litigation | Action for which we are defendant | Contingencies arising from certain Business Divestitures
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of plaintiffs | plaintiff						2
Number of claims before a commercial court | claim						2
Amount of damages sought by plaintiffs to be awarded to Rhodia						€ 925,000,000
Amount of damages for alleged individual losses sought by plaintiff 1						4,300,000
Amount of damages for alleged individual losses sought by plaintiff 2						€ 125,400,000
Clariant retained liabilities - specially chemicals business | Contingencies arising from certain Business Divestitures
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of specific waste deposit sites | site									4	4	4
Threshold amount, relating to environmental costs attributable to four defined waste deposit sites in Germany, triggering indemnification to Clariant									€ 20,500,000
Costs related to specific waste deposit site, percentage									75.00%
Infraserv Hoechst retained liabilities | Contingencies arising from certain Business Divestitures
Disclosure of Legal and Arbitral Proceedings [Line Items]
Fund reserves transferred																											€ 57,000,000
Maximum amount to be reimbursed for current and future environmental expense																											€ 143,000,000